Balances and Transactions in Foreign Currencies - Transactions (Details) $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2022 USD ($)	[1]	Dec. 31, 2022 MXN ($)	Dec. 31, 2021 MXN ($)	Dec. 31, 2020 MXN ($)
Disclosure of Balances and Transactions in Foreign Currencies [line items]
Raw materials and consumables used			$ 114,857	$ 85,286	$ 79,896
Interest expense	$ 837		16,314	16,938	17,516
All Currencies Other Than Peso
Disclosure of Balances and Transactions in Foreign Currencies [line items]
Revenues			7,024	4,282	4,338
Other Operating Revenues			2,081	2,121	1,530
Raw materials and consumables used			25,500	20,090	16,436
Interest expense			2,637	4,837	14,192
Consulting Fees			1,038	843	503
Asset Acquisitions			47	188	79
Other			5,024	2,973	2,517
U.S. dollars
Disclosure of Balances and Transactions in Foreign Currencies [line items]
Revenues			6,373	4,261	4,213
Other Operating Revenues			2,080	2,107	1,478
Raw materials and consumables used			25,247	20,009	16,398
Interest expense			2,411	3,466	13,660
Consulting Fees			1,011	826	480
Asset Acquisitions			44	180	79
Other			4,245	2,908	2,413
Euros
Disclosure of Balances and Transactions in Foreign Currencies [line items]
Revenues			651	14
Other Operating Revenues			1
Raw materials and consumables used			253	81	35
Interest expense			226	1,371	0
Consulting Fees			11	16	20
Asset Acquisitions			3	8
Other			779	1	1
Other currencies
Disclosure of Balances and Transactions in Foreign Currencies [line items]
Revenues				7	125
Other Operating Revenues				14	52
Raw materials and consumables used					3
Interest expense					532
Consulting Fees			$ 16	1	3
Other				$ 64	$ 103

[1]	Convenience translation to U.S. dollars ($) – See Note 2.2.3